Investment Portfolio	as of April 30, 2022 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 97.8%
Communication Services 10.3%
Entertainment 0.8%
Netflix, Inc.*	12,500	2,379,500
Interactive Media & Services 7.9%
Alphabet, Inc. "A"*	8,220	18,759,602
Match Group, Inc.*	43,214	3,420,388
MediaAlpha, Inc. "A"*	20,000	294,800
Snap, Inc. "A"*	48,054	1,367,617
		23,842,407
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	39,644	4,881,762
Consumer Discretionary 12.1%
Diversified Consumer Services 0.4%
Chegg, Inc.*	51,669	1,278,291
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.*	6,883	17,108,591
Chewy, Inc. "A"* (a)	54,863	1,594,319
		18,702,910
Leisure Products 1.1%
YETI Holdings, Inc.* (a)	70,458	3,443,282
Specialty Retail 3.1%
CarMax, Inc.*	36,826	3,158,935
Home Depot, Inc.	20,668	6,208,667
		9,367,602
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc.*	10,752	3,812,982
Consumer Staples 3.1%
Food & Staples Retailing
Costco Wholesale Corp.	17,286	9,191,312
Financials 5.4%
Capital Markets 1.9%
Intercontinental Exchange, Inc.	48,851	5,657,434
Consumer Finance 0.3%
SoFi Technologies, Inc.* (a)	146,200	894,744
Insurance 3.2%
Progressive Corp.	90,562	9,722,736

Health Care 14.7%
Biotechnology 0.6%
Exact Sciences Corp.*	34,195	1,882,435
Health Care Equipment & Supplies 5.4%
DexCom, Inc.*	17,568	7,177,933
Hologic, Inc.*	62,003	4,463,596
Intuitive Surgical, Inc.*	19,306	4,619,926
		16,261,455
Health Care Providers & Services 0.8%
agilon health, Inc.* (a)	142,000	2,523,340
Health Care Technology 0.4%
Certara, Inc.*	70,928	1,301,529
Life Sciences Tools & Services 5.0%
Azenta, Inc.	22,000	1,649,120
Thermo Fisher Scientific, Inc.	23,956	13,245,751
		14,894,871
Pharmaceuticals 2.5%
Zoetis, Inc.	42,604	7,551,559
Industrials 9.1%
Aerospace & Defense 0.5%
Axon Enterprise, Inc.*	13,152	1,475,654
Building Products 0.4%
AZEK Co., Inc.*	52,609	1,117,415
Electrical Equipment 2.8%
AMETEK, Inc.	50,072	6,322,091
Generac Holdings, Inc.*	9,488	2,081,477
		8,403,568
Industrial Conglomerates 1.9%
Roper Technologies, Inc.	12,213	5,739,133
Machinery 0.6%
Kornit Digital Ltd.*	25,500	1,695,750
Professional Services 2.9%
Clarivate PLC*	281,833	4,419,142
TransUnion	51,106	4,472,797
		8,891,939
Information Technology 43.1%
IT Services 7.4%
Fiserv, Inc.*	15,891	1,556,047
Globant SA*	35,699	7,710,627
Visa, Inc. "A" (a)	60,361	12,864,740
		22,131,414
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc.*	59,299	5,071,336

Applied Materials, Inc.	43,000	4,745,050
NVIDIA Corp.	55,000	10,200,850
		20,017,236
Software 17.4%
Atlassian Corp. PLC "A"*	15,000	3,372,450
Confluent, Inc. "A"*	23,500	734,140
Datadog, Inc. "A"*	16,440	1,985,623
Microsoft Corp.	113,223	31,421,647
salesforce.com, Inc.*	34,008	5,983,368
ServiceNow, Inc.*	18,789	8,983,021
		52,480,249
Technology Hardware, Storage & Peripherals 11.7%
Apple, Inc.	222,930	35,144,914
Total Common Stocks (Cost $138,452,835)		294,687,423

Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.26% (b) (c) (Cost $14,306,104)	14,306,104	14,306,104

Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 0.32% (b) (Cost $7,043,460)	7,043,460	7,043,460

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $159,802,399)	104.8	316,036,987
Other Assets and Liabilities, Net	(4.8)	(14,568,628)
Net Assets	100.0	301,468,359
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2022 are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022
Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.26% (b) (c)
26,692,663	—	12,386,559 (d)	—	—	13,336	—	14,306,104	14,306,104
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 0.32% (b)
4,519,877	43,148,787	40,625,204	—	—	2,177	—	7,043,460	7,043,460
31,212,540	43,148,787	53,011,763	—	—	15,513	—	21,349,564	21,349,564
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2022 amounted to $13,308,318, which is 4.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2022.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$294,687,423	$—	$—	$294,687,423
Short-Term Investments (a)	21,349,564	—	—	21,349,564
Total	$316,036,987	$—	$—	$316,036,987
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH3
R-080548-1 (1/23)